REVENUE AND OTHER INCOME FROM CONTINUING OPERATIONS (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Revenue And Other Income From Continuing Operations [Abstract]
Schedule of revenue and other income
	Years Ended June 30,
	2018	2017	2016

Other revenue
Interest	201,174	132,396	142,657
Total other revenue	201,174	132,396	142,657

Other income
R&D Tax Incentive (1)	3,125,775	3,022,673	4,753,697

Total other income	3,125,775	3,022,673	4,753,697

Total revenue and other income from continuing operations	3,326,949	3,155,069	4,896,354